Operating Profit - Auditor Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Audit of the financial statements	£ 1,467	£ 1,150	£ 813
Subsidiary local statutory audits	108	87	87
SOX attestation fees	1,506	1,710	1,470
Total audit fees	3,081	2,947	2,370
Quarterly review fees	260	0	0
Transition fees	180	0	0
Total audit related fees	440	0	0
Tax Fees	377	0	0
All Other Fees	202	0	0
Total auditor’s remuneration	£ 4,100	£ 2,947	£ 2,370